Significant Accounting Policies - 10K	5 Months Ended
Oct. 15, 2023
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Pinstripes at Prairiefire, Inc., Pinstripes Illinois, LLC, and Pinstripes, Hillsdale, LLC, and have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). All intercompany accounts and transactions have been eliminated in consolidation.
Correction of Prior Period Errors
The Company corrected errors that were immaterial to previously reported consolidated financial statements. These errors were identified in connection with the preparation of the financial statements for the fiscal year ended April 30, 2023 and related primarily to recognition of lease obligations and related lease assets for certain locations in accordance with Accounting Standards Codification (“ASC”) No. 842 Leases (ASC 842) and stock-based compensation expense in accordance with ASC No. 718 Stock Compensation (ASC 718). The Company evaluated the materiality of these errors in accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality and SAB No. 108, Quantifying Financial Errors and concluded that the errors were not material to prior periods, however correcting them in the current period would result in a material impact. The Company concluded that the previous periods should be revised to reflect the correction of errors and are presented in the tables below.
The following table presents the effect of the error corrections on the Consolidated Balance Sheets for the periods indicated:

	As of April 24, 2022
	As Reported	Adjustment	As Corrected
Property and equipment, net	$50,627	$(247)	$50,380
Operating lease right-of-use assets	52,958	318	53,276
Total Assets	114,401	71	114,472
Accounts Payable	17,348	(416)	16,932
Accrued Occupancy Costs	15,723	(479)	15,244
Other Accrued Liabilities	7,358	161	7,519
Current portion of operating lease liabilities	9,177	(279)	8,898
Total Current Liabilities	68,140	(1,013)	67,127
Operating lease liabilities	82,413	3,139	85,552
Total liabilities	169,684	2,126	171,810
Common stock (par value: $.01)	57	5	62
Additional paid-in capital	1,350	300	1,650
Accumulated Deficit	(108,908)	(2,360)	(111,268)
Total stockholders' deficit	(107,501)	(2,055)	(109,556)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	114,401	71	114,472
The following tables presents the effect of the error corrections on the Consolidated Statements of Operations for the periods indicated:

	Fiscal Year Ended April 24, 2022
	As Reported	Adjustment	As Corrected
Store labor and benefits	$23,984	$161	$24,145
Store occupancy costs (excluding depreciation)	12,958	(366)	12,592
Other store operating expenses, excluding depreciatoin	15,162	(631)	14,531
General and administrative expenses	11,639	677	12,316
Depreciaton Expense	8,846	(28)	8,818
Operating loss	(11,518)	187	(11,331)
Loss Before Income Taxes	(10,066)	187	(9,879)
Net Loss	(10,104)	187	(9,917)
Basic and diluted loss per share	$(1.65)	$0.03	$(1.62)

	Fiscal Year Ended April 25, 2021
	As Reported	Adjustment	As Corrected
Store occupancy costs (excluding depreciation)	$14,524	$396	$14,920
Other store operating expenses, excluding depreciatoin	7,317	(280)	7,037
General and administrative expenses	5,978	342	6,320
Operating loss	(29,080)	(458)	(29,538)
Loss Before Income Taxes	(29,527)	(458)	(29,985)
Net Loss	(29,540)	(458)	(29,998)
Basic and diluted loss per share	$(4.86)	$(0.08)	$(4.93)
The following table presents the effect of the error corrections on the Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit for the periods indicated:

	As Reported	Adjustment	As Corrected
Common stock (par value: $.01) - April 26, 2020	$56	$5	$61
Additional paid-in capital - April 26, 2020	819	51	870
Accumulated Deficit Balance - April 26, 2020	(69,264)	(2,089)	(71,353)
Total Stockholders' Deficit Balance - April 26, 2020	(68,389)	(2,033)	(70,422)
Net Loss - Fiscal Year Ended April 25, 2021	(29,540)	(458)	(29,998)
Stock Based Compensation	303	62	365
Additional paid-in capital - April 25, 2021	1,202	113	1,315
Accumulated Deficit Balance - April 25, 2021	(98,804)	(2,547)	(101,351)
Total Stockholders' Deficit Balance - April 25, 2021	(97,546)	(2,429)	(99,975)
Net Loss - Fiscal Year Ended April 24, 2022	(10,104)	187	(9,917)
Stock Based Compensation	93	187	280
Additional paid-in capital - April 24, 2022	1,350	300	1,650
Accumulated Deficit Balance - April 24, 2022	(108,908)	(2,361)	(111,269)
Total Stockholders' Deficit Balance - April 24, 2022	(107,501)	(2,055)	(109,556)
The following table presents the effect of the error corrections on the Consolidated Statements of Cash Flows for the periods indicated:

	Fiscal Year Ended April 24, 2022
	As Reported	Adjustment	As Corrected
Net Loss	$(10,104)	$187	$(9,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation Expense	8,846	(28)	8,818
Non Cash Lease Expense	4,114	41	4,155
Stock based compensation	93	187	280
(Decrease) increase in operating liabilities
Accounts Payable	1,961	(141)	1,820
Accrued Occupancy Costs	(4,703)	(660)	(5,363)
Other Accrued Liabilities	115	161	276
Operating Lease Liabilities	(8,705)	254	(8,451)
Supplemental disclosures of cash flow information:
Increase for capital expenditures in accounts payable	1,328	(274)	1,054
Net cash used in operating activities	(5,586)	—	(5,586)
Covid-19 Impact
The spread of the novel 2019 coronavirus (“COVID-19”) and developments surrounding the global pandemic have had a significant impact on the Company’s business, financial condition, results of operations and cash flows in fiscal years 2021 and 2022. In March 2020, all of the Company’s properties were temporarily closed pursuant to state and local government restrictions imposed as a result of COVID-19. Throughout the first and second quarters of fiscal year 2021, all of the Company’s properties that were temporarily closed re-opened to the public, with temporary re-closures and re-openings occurring for certain of the Company’s properties or portions thereof into the fourth quarter of fiscal year 2021. Upon re-opening, the properties continued to operate without certain amenities and subject to certain occupancy limitations, with restrictions varying by jurisdiction. Beginning in the latter part of the fourth quarter of fiscal year 2021 and first quarter of fiscal year 2022, the Company’s local jurisdictions eased and removed prior operating restrictions, including capacity and occupancy limits, as well as social distancing policies. Travel and business volume were negatively affected in the early part of the fourth quarter of fiscal year 2022 due to the spread of the omicron variant. Throughout fiscal year ended April 30, 2023, all of the Company’s properties were open and not subject to operating restrictions. We cannot predict whether, when, or the manner in which the conditions surrounding COVID-19, particularly as a result of new variants of COVID-19, will change, including additional vaccination or mask mandates, capacity restrictions, or re-closures of our currently open stores and customer engagement with our brand.
Fiscal Years
The Company’s fiscal year consists of 52/53-weeks ending on the last Sunday in April. The fiscal years ended April 30, 2023 contained 53 weeks and April 24, 2022 and April 25, 2021 contained 52 weeks.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Cash and Cash Equivalents
The Company maintains its cash in bank accounts, which, at times, may exceed federally insured limits. We manage the credit risk of our positions through utilizing multiple financial institutions and monitoring the credit quality of those financial institutions that hold our cash and cash equivalents. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash.
Also included in cash and cash equivalents are amounts due from credit card transactions with settlement terms of less than five days. Credit and debit card receivables included within cash were $1,381 and $1,374 as of April 25, 2021 and April 24, 2022, respectively.
Accounts Receivable
Accounts receivable primarily includes amounts due from the service provider processing customer event deposits and amounts due from third-party gift card distributors. The Company monitors the collectability of its receivables with customers based on the length of time the receivable is past due and historical experience. The amounts of bad debt losses have been de minis historically.
Prepaid Expenses
Prepaid expenses and deposits consist primarily of prepaid insurance premiums.
Inventories
Inventories consist of food and beverages and are stated at the lower of weighted average cost or net realizable value. The Company did not record an inventory reserve as of April 30, 2023 and April 24, 2022.
Employee Retention Credits
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in the United States. During the fiscal year ended April 24, 2022 and April 25, 2021, the Company qualified for various relief measures resulting from the CARES Act, including the Employee Retention Credits (“ERC”), which allowed for employee retention credits on qualified wages, and for qualified payroll tax withholdings credits. For the fiscal year ended April 30, 2023, April 24, 2022 and April 25, 2021, the Company recognized $0, $7,852, and $4,019, respectively, of ERC amounts received for qualified wages and qualified payroll tax credits, which are recorded as a reduction of the associated costs within store labor and benefits on the Consolidated Statements of Operations.
Debt and Equity Issuance Costs
Debt issuance costs and discounts are amortized into interest expense over the terms of the related loan agreements using the effective interest method or other methods which approximate the effective interest method. Debt issuance costs related to a recognized debt liability are presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.
Equity issuance costs incurred in connection with the warrants granted to the lenders are recorded as a reduction of additional paid-in capital.
Property and Equipment, net
Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed on the straight-line method, based on assets’ useful lives or the shorter of the estimated useful lives or the terms of the underlying leases of the related leasehold improvements. Estimated depreciable lives for categories of property and equipment follow:

Depreciable Life - Years
Furniture, fixtures, and equipment	3-10
Leasehold improvements	10-20
Building and building improvements	15-30
Repairs and maintenance are charged to expense when incurred. Upon sale or retirement, the related cost and accumulated depreciation are removed from the respective accounts, and any resulting gain or loss is included in operating income.
Impairment of Long-lived Assets
Long-lived assets, such as property and equipment, and operating lease right-of-use assets are reviewed for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In determining the recoverability of the asset value, an analysis is performed at the individual store level, since this is the lowest level of identifiable cash flows, and primarily includes an assessment of historical cash flows and other relevant factors and circumstances, including the maturity of the store, changes in the economic environment, and future operating plans. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment loss is recognized for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. The fair value is estimated through the cost and income approach.
Projecting undiscounted future cash flows requires the use of estimates and assumptions that are largely unobservable, and classified as Level 3 inputs in the fair value hierarchy. If actual performance does not achieve such projections, the Company may be required to recognize impairment charges in futures periods and such charges could be material.
Due to certain market and operating conditions, the Company recorded an impairment charge of $2,363 primarily related to leasehold improvements and furniture, fixtures, & equipment for the fiscal year ended April 30, 2023, with no impairment charges recorded in 2022 and 2021.
Revenue
Food and beverage revenues and recreation revenues is recognized when payment is tendered at the point of sale as the performance obligation has been satisfied. Food and beverage revenues include the sale of food and beverage products. Recreation revenues includes bowling and bocce sales. Revenues are recognized net of discounts and taxes. Event deposits received from guests are deferred and recognized as revenue when the event is held. Event deposits received from customers in advance are included in amounts due to customers in the Consolidated Balance Sheets in the amounts of $5,453 at April 30, 2023, and $5,366 at April 24, 2022.
The Company sells gift cards, which do not have expiration dates, and does not deduct non-usage fees from outstanding gift card balances. Gift card sales are initially recorded by the Company as a liability and subsequently recognized as revenue upon redemption by the customer. For unredeemed gift cards that the Company expects to be entitled to breakage and for which there is no legal obligation to remit the unredeemed gift card balances to the relevant jurisdictions, the Company recognizes expected breakage as revenue in proportion to the pattern of redemption by the customers. The determination of the gift card breakage is based on the Company’s specific historical redemption patterns. The contract liability related to our gift cards is included in amounts due to customers in the Consolidated Balance Sheets in the amounts of $1,896 on April 30, 2023 and $1,892 at April 24, 2022. The components of gift card revenue are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Redemptions, net of discounts	$1,415	$960	$444
Breakage	755	286	95
Gift card revenue, net	$2,170	$1,246	$539
Revenues are reported net of sales tax collected from customers. Sales tax collected is included in other accrued liabilities on the Consolidated Balance Sheets until the taxes are remitted to the appropriate taxing authorities.
Pre-opening costs
Pre-opening costs, which are expensed as incurred, consist of expenses prior to opening a new store location and are made up primarily of manager salaries, relocation costs, recruiting expenses, payroll and training costs, marketing, and travel costs. These costs also include occupancy costs recorded during the period between the date of possession and the date we begin operations at a location. Pre-opening costs increased to $4,935 in fiscal year 2023 compared to $0 in fiscal years 2022 and 2021 due to preparations for six new locations under construction during fiscal year 2023.
Advertising Expense
Advertising costs are expensed as incurred in General and administrative expenses in the Company’s Consolidated Statements of Operations. Marketing expenses related to new locations are recorded in pre-opening expenses in the Consolidated Statements of Operations. Advertising costs incurred were as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
General and administrative expenses	3,044	3,436	1,724
Pre-opening expenses	604	—	—
	$3,648	$3,436	$1,724
Leases
Leases are recognized in accordance with ASC 842. The Company leases various assets, including real estate, retail buildings, restaurant equipment and office equipment. See Note 11 – Leases, for further details.
Store Labor and Benefits
Store labor and benefits consists of all restaurant-level management and hourly labor costs including salaries, wages, benefits, bonuses, and payroll taxes. Corporate-level employees payroll costs are classified within General and administrative expenses on the Consolidated statements of operations.
Store Occupancy Costs, Excluding Depreciation
Store occupancy costs, excluding depreciation, consists of rent expense, common area maintenance costs, real estate taxes, and utilities.
Other Store Operating Expenses, Excluding Depreciation
The other store operating expenses, excluding depreciation, includes all other venue-level operating expenses such as kitchen supplies, repairs and maintenance, credit card and bank fees, third-party delivery service fees, and event expenses except for store labor and related benefits associated with employees.
Stock-based Compensation
The Company recognizes compensation expense for stock-based payment awards by charging the fair value of each award, as determined on its grant date, to earnings on a straight-line basis over each award’s requisite vesting period. The requisite service period for the Company’s stock-based awards with service and market conditions is derived by considering both the awards’ vesting period of 5 years and requisite service period derived from the market condition, which considers achievement of certain share prices. Forfeitures are recorded as they occur. The fair value of each award is estimated on the date of grant based on the Black-Scholes option pricing model or the Hull White Binomial Lattice option valuation model. Significant inputs used in these models include the expiration date of the option term, contractual option term, a risk-free interest rate, expected volatility, and management’s estimate of the fair value of the Company’s common stock.
Fair Value of Financial Instruments
U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:
Level 1 – observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 – include other inputs that are directly or indirectly observable in the marketplace.
Level 3 – unobservable inputs which are supported by little or no market activity.
The carrying value of the Company’s cash and cash equivalents, accounts receivable and accounts payable approximate fair market value due to the short term nature associated with these financial instruments. The fair value of warrant liability is determined using Level 3 inputs and the intrinsic value valuation method, as described in ASC 820. See Note 14.
The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis when events or circumstances indicate that the carrying amount of an asset may not be recoverable. These adjustments to fair value usually result from the write-downs of assets due to impairment.
Income Taxes
The Company is taxed as a C corporation under which income taxes are accounted for using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized with respect to future tax consequences attributable to differences between the income tax basis of assets and liabilities and their carrying amounts for financial statement purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.
Classification of Instruments as Liabilities or Equity
Pinstripes, Inc. has applied ASC 480, Distinguishing Liabilities from Equity, to classify as a liability or equity certain redeemable and/or convertible instruments, including the Company’s preferred stock. The Company determines the liability classification if the financial instrument is mandatorily redeemable for cash or by issuing a variable number of equity shares.
If the Company determines that a financial instrument should not be classified as a liability, it then determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet as temporary equity. The Company classifies financial instruments as temporary equity if the redemption of the preferred stock or other financial instrument is outside the control of the Company. Otherwise, the Company accounts for the financial instrument as permanent equity.
Initial Measurement
The Company records temporary equity or permanent equity upon issuance at the fair value, or cash received.
Recently adopted accounting guidance
In December 2019, the FASB issued new guidance to simplify the accounting for income taxes. Amendments include removal of certain exceptions to the general principles of ASC 740 and simplification in several other areas such as accounting for a franchise tax or similar tax that is partially based on income. The Company adopted ASU 2019-12 during fiscal year 2023. The application of this ASU did not have a material impact on the Company’s consolidated financial statements.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments. In November 2018, the FASB issued update ASU 2018-19 that clarifies the scope of the standard in the amendments in ASU 2016-13. This guidance introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Financial instruments impacted include accounts receivable, trade receivables, other financial assets measured at amortized cost and other off-balance sheet credit exposures. The Company adopted ASU 2016-13 during the first quarter of fiscal year 2023, and its adoption did not have a material impact on the Company’s consolidated financial statements.